Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Non-controlling interests [Abstract]
Disclosure of detailed information about non-controlling interests [Text Block]
Non-controlling Interests are detailed as follows:

a.	Equity

Equity	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Viña San Pedro Tarapacá S.A. (1)	43,150,504	41,853,583
Bebidas del Paraguay S.A.	20,023,827	20,355,904
Aguas CCU-Nestlé Chile S.A.	26,328,210	27,202,887
Cervecería Kunstmann S.A.	10,326,899	8,291,359
Compañía Pisquera de Chile S.A.	8,247,794	6,322,425
Sáenz Briones & Cía. S.A.I.C (2)	13,000	10,550
Distribuidora del Paraguay S.A.	4,285,213	4,549,059
Bebidas Bolivianas BBO S.A.	6,723,233	7,360,489
Other	1,844,307	1,950,815
Total	120,942,987	117,897,071

(1)	See Note 1 – General information, letter C, number (4).
(2)	See Note 1 – General information, letter C, number (3).

Disclosure of detailed information about n on-controlling interests related to profit loss [Text Block]
b.	Net income attributable to non-controlling interest

Net income	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	6,876,759	8,447,312	6,708,433
Viña San Pedro Tarapacá S.A.	4,620,251	3,718,101	3,815,479
Cervecería Kunstmann S.A.	4,047,024	4,995,705	1,893,749
Compañía Pisquera de Chile S.A.	3,594,166	3,296,863	1,390,781
Sáenz Briones & Cía. S.A.I.C	877	(105,325)	52,290
Distribuidora del Paraguay S.A.	(116,677)	(533,381)	38,665
Bebidas del Paraguay S.A.	682,236	1,251,770	(1,062,629)
Bebidas Bolivianas BBO S.A.	(2,342,555)	(1,380,829)	(727,028)
Other	(45,980)	197,734	(67,156)
Total	17,316,101	19,887,950	12,042,584

Summary of significant financial statements items related to non-controlling interests [Text Block]
c.	The Summarized financial information of non-controlling interest is detailed as follows:

Balance Sheet	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Assets and Liabilities
Current assets	1,429,689,242	1,271,667,358
Non-current assets	1,209,385,218	1,122,289,748
Current liabilities	839,988,973	695,152,024
Non-current liabilities	227,512,697	224,560,856

Dividends paid	16,332,005	12,191,624

Summary of significant financial statements items related to non-controlling interests Vina San Pedro de Tarapaca [Text Block]
The main significant non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following summarized financial information:

Balance Sheet	As of December 31, 2022	As of December 31, 2021

	ThCh$	ThCh$
Assets and Liabilities
Current assets	212,016,584	218,573,041
Non-current assets	231,348,818	223,951,135
Current liabilities	84,258,450	97,431,197
Non-current liabilities	77,049,859	74,792,712

Statement of income	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Net sales	296,349,893	261,620,065	235,210,368
Net income of year	29,949,719	22,407,528	22,451,521